Cost Method Investments	12 Months Ended
Dec. 31, 2023
Cost Method Investments [Abstract]
Cost method investments

Note 11 — Cost method investments

Cost method investments consist of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
19.0% Investment (1 company in the sales of semiconductor products and related accessories areas)	1,460,484	1,114,030	157,289
10% Investment (1 company)	38,000,000	268,422	37,898
9.0% Investment (2 company in the AR and virtual reality (“VR”) areas)	45,000,000	8,689,076	1,226,803
8.0% Investment (2 companies in the AR and VR areas)	1,100,000	-	-
6.0% Investment (1 company in the AR, VR, software and robotic areas)	600,000	-	-
5.5% Investment (1 company in the AR, VR and game areas)	600,000	-	-
5.0% Investment (23 companies in the AR, VR and digital marketing areas as of December 31, 2023	13,600,000	542,654	76,617
4.5% Investment (1 company in the VR medical treatment areas)	200,000	-	-
4.0% Investment (13 companies in the AR, VR, 3D animation and software areas)	8,400,000	289,369	40,856
3.5% Investment (2 companies in the AR and VR areas)	1,200,000	342,948	48,421
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	3,900,000	43,867	6,193
2.55% Investment (1 company in the AR, VR and 3D animation areas)	13,929,200	-	-
2.0% Investment (3 companies in the AR, VR, 3D animation and software areas)	1,200,000	25,022	3,533
1.0% Investment (12 companies in the AR, VR, 3D animation, hardware and software areas)	41,450,000	185,320	26,165
Total	170,639,684	11,500,708	1,623,775

During the years ended December 31, 2021, 2022 and 2023, the Company totally made RMB 600,000, RMB 55,462,670 and nil in cost method investments, respectively. For the year ended December 31, 2023, the Company recognized the impairment loss of RMB 144,863,324 (USD 20,453,122) for the cost method investment, mainly due to the weak financial conditions recognized of Beijing WIMI’s and Shenzhen Weiyixin’s investments in near periods.

On May 25, 2022, WiMi HK transferred 30% of the issued share capital of ICinit for a consideration of HKD 3,050,000 (approximately USD 391,186) to a third party. As a result of the transfer, the Company now owns 19% equity interest of ICinit and concluded the Company no longer has significant influence over ICinit and investment in ICinit from RMB 1,460,484 (USD 209,701) is accounted for as a cost method investment.